Related Party Transactions (Details Narrative) (10Q) - CAD	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Accounts payable and accrued liabilities	CAD 348,857	CAD 397,878	CAD 161,877
Amounts receivable from shareholder	21,339	21,064	29,967
Officer [Member]
Amounts receivable from shareholder	21,339	21,064	29,967
Two Directors [Member]
Accounts payable and accrued liabilities	CAD 52,030	CAD 52,030	CAD 52,030